ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED COSTS	The Company’s accounts payable and accrued costs consist of the following:
	December 31, 2022	December 31, 2021
	$	$
Trade accounts payable	261,493	44,477
GST payable	51,400	-
	312,893	44,477